Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
WisdomTree Cloud Computing Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCLD
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The following information supplements and should be read in conjunction with the Prospectus for the above-listed Fund.

Effective as of market open on March 20, 2023, the fourth paragraph under “Principal Investment Strategies of the Fund” in the “Fund Summary” section of the Prospectus is deleted in its entirety and replaced with the following:

The Index also excludes companies based on environmental, social and governance (“ESG”) criteria. The ESG criteria seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components/services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive meaningful revenue (i.e., more than 5% of revenue) from small arms manufacture- and sales-related activities; (iv) are involved in the production and supply of tobacco-related products and/or services and/or derive meaningful revenue from the distribution of tobacco-related products; (v) derive meaningful revenue from oil and gas exploration activities in Arctic regions, oil sands extraction activities, shale energy exploration and/or production activities, or thermal coal-based power generation activities and/or extraction-related activities; or (vi) do not meet such other ESG criteria as detailed in the Index methodology.

Further, the first full paragraph on page 101 of the Prospectus, under the “Additional Information About the Funds’ Investment Strategies” section, is deleted in its entirety and replaced with the following:

The BVP Nasdaq Emerging Cloud Index excludes companies based on ESG criteria. The ESG criteria seeks to exclude from the Index’s eligible investment universe companies that: (i) do not comply with the United Nations Global Compact Principles related to human rights, labor, the environment and anti-corruption; (ii) are involved directly or through corporate ownership in the production and/or distribution of, or the provision of components/services for, controversial weapons (e.g., anti-personnel mines, biological and chemical weapons, and nuclear weapons); (iii) derive more than 5% of their revenue from activities connected to small arms, including the manufacture and sale of small arms and their key components as well as the distribution of small arms; (iv) are involved in tobacco production and supply of tobacco-related products and/or services, or derive more than 5% of their revenue from tobacco distribution, as identified by the ESG data providers; (v) derive more than 5% of their (1) capacity from thermal coal-based power generation, or (2) revenue from thermal coal extraction, thermal coal-based power generation, or providing tailor-made products and services to support thermal coal extraction; (vi) derive more than 5% of their revenue from extracting oil sands, oil and gas exploration in Arctic regions, or shale energy exploration and/or production; or (vii) do not meet such other ESG criteria as detailed in the Index methodology. These criteria, including the percentage thresholds referenced in certain of the criteria, are subject to change in connection with a determination to modify the Index’s methodology. As disclosed in the Fund’s discussion of principal risks, the Index Provider relies on ESG data provided by one or more third-party ESG research firms to identify companies that should be excluded from the Index based on the ESG criteria described above. However, for a variety of reasons, a third-party ESG research firm may not be able to fully evaluate and assess whether a particular company meets one or more of the criteria described above. As a result, it is possible that the Index, may, from time to time, include securities of companies that engage in one or more of the activities described above.

The changes described above will not affect the Fund’s strategies or its fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE